Revenue and Other Income (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Disclosure of Significant Revenue
The Company’s significant revenue streams consist of the following:

	Year ended December 31
	2021	2020
Oil	$362.9	$213.1
NGLs	38.2	16.3
Natural gas	76.4	46.0

Production revenues	477.5	275.4
Processing fees	6.4	6.3

Oil and natural gas sales	483.9	281.7
Sales of commodities purchased from third parties	13.6	4.8
Other income	6.0	13.0

Oil and natural gas sales and other income	$503.5	$299.5